Retirement-Related Benefits (Assumptions) (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans
Expected Long-Term Returns on Plan Assets
Period over which changes in fair value of plan assets recognized	5 years
U.S. Defined Benefit Pension Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	4.50%	3.60%	4.20%
Expected long-term returns on plan assets	8.00%	8.00%	8.00%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.70%	4.50%	3.60%
Discount Rate
Increase (decrease) in net periodic (income) cost due to change in discount rate	$ 275	$ (162)	$ (258)
Increase (decrease) in retirement related benefit plan obligation due to change in discount rate	4,437	(4,785)
Investment Policies And Strategies
Fair Value of plan assets	55,772	53,954	53,630
Personal Pension Plan (PPP)
Interest Crediting Rate
Percentage interest rate added to average interest from August to October of the one-year U.S Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)	1.00%
Interest crediting rate	1.10%	1.20%	1.10%	1.30%
Increase (decrease) in net periodic (income) cost due to change in interest crediting rate	8	(6)	10
Qualified PPP
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	8.00%	8.00%	8.00%
Projected long-term rate of return on plan assets for the next fiscal year	7.50%
Expected Long-Term Returns on Plan Assets
Increase (decrease) in net periodic (income) cost due to change in expected long-term rate of return on plan assets	0	0	0
Investment Policies And Strategies
Fair Value of plan assets	55,772	53,954
Qualified PPP | Equity securities
Investment Policies And Strategies
Target allocation	33.00%
Qualified PPP | Fixed income
Investment Policies And Strategies
Target allocation	57.00%
Qualified PPP | Real estate
Investment Policies And Strategies
Target allocation	5.00%
Qualified PPP | Other investments
Investment Policies And Strategies
Target allocation	5.00%
Qualified PPP | Private equities and private real estate investments
Investment Policies And Strategies
Commitments for future investments in private markets	2,629
Fair Value of plan assets	6,229
Non-U.S. Defined Benefit Pension Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.32%	3.23%	4.28%
Expected long-term returns on plan assets	6.08%	6.21%	6.26%
Rate of compensation increase	2.52%	2.51%	2.43%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	2.34%	3.32%	3.23%
Rate of compensation increase	2.49%	2.52%	2.51%
Investment Policies And Strategies
Fair Value of plan assets	39,543	39,464	38,058
Non-U.S. Defined Benefit Pension Plans | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-U.S. Defined Benefit Pension Plans | Equity securities
Investment Policies And Strategies
Target allocation	32.00%
Non-U.S. Defined Benefit Pension Plans | Fixed income
Investment Policies And Strategies
Target allocation	56.00%
Non-U.S. Defined Benefit Pension Plans | Real estate
Investment Policies And Strategies
Target allocation	2.00%
Non-U.S. Defined Benefit Pension Plans | Other investments
Investment Policies And Strategies
Target allocation	10.00%
Nonpension Postretirement Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	0.00%	0.00%	0.00%
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year	7.00%
Ultimate healthcare cost trend rate	5.00%
Year that rate reaches ultimate trend rate	2019
Effect of one percentage point increase on net periodic cost	0	0	0
Effect of one percentage point decrease on net periodic cost	0	0	0
Effect of one percentage point increase on benefit obligation	0	0
Effect of one percentage point decrease on benefit obligation	0	0
U.S. Nonpension Postretirement Benefit Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	4.10%	3.30%	3.90%
Expected long-term returns on plan assets		0.35%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.40%	4.10%	3.30%
Discount Rate
Increase (decrease) in net periodic (income) cost due to change in discount rate	0	0	0
Increase (decrease) in APBO due to changes in discount rate	256	(298)
Investment Policies And Strategies
Fair Value of plan assets	16	177	433
Non-U.S. Nonpension Postretirement Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	7.78%	6.43%	7.37%
Expected long-term returns on plan assets	10.22%	9.01%	9.01%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	7.51%	7.78%	6.43%
Investment Policies And Strategies
Fair Value of plan assets	84	92	119
Retirement-related benefit plans
Discount Rate
Increase (decrease) in retirement related benefit plan obligation due to change in discount rate	11,000
U.S. Retirement-related benefit plans
Discount Rate
Increase (decrease) in benefit obligations due to change in mortality rate assumptions	$ 2,600